INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Schedule of composition of inventories

Details	12.31.2021	12.31.2020
	ThCh$	ThCh$
Raw materials (1)	134,153,673	80,902,721
Finished goods	34,222,429	27,556,884
Spare parts and supplies	23,063,797	19,592,377
Work in progress	109,467	76,577
Other inventories	3,358,474	3,101,016
Obsolescence provision (2)	(3,557,634)	(3,256,925)
Total	191,350,206	127,972,650

The cost of inventory recognized as cost of sales amounts to CLP 1,375,392,773 thousand and CLP 1,022,498,659 thousand as of December 31, 2021 and 2020, respectively.

(1)	Approximately 80% is composed of concentrate and sweeteners used in the preparation of beverages, as well as caps and PET supplies used in the packaging of the product.
(2)	The obsolescence provision is related mainly with the obsolescence of spare parts classified as inventories and to a lesser extent to finished products and raw materials. The general standard is to provision all those multi-functional spare parts without utility in rotation in the last four years prior to the technical analysis technical to adjust the provision. In the case of raw materials and finished products, the obsolescence provision is determined according to maturity.